Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Summary of Significant Accounting Policies (Textual)
Percentage of deposits rate	8.33%
Related to its patents' costs	$ 242	$ 219	$ 87
Liability of uncertain tax positions related to tax	$ 222
Weighted average number of shares related to outstanding potential shares	8,638,789	4,926,621	3,707,654
Subsequent Event [Member]
Summary of Significant Accounting Policies (Textual)
Right-of-use assets and lease liabilities				$ 458